UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200
Columbus, OH 43215
(Address of principal executive offices) (Zip Code)

James F. Laird, Jr.,
325 John H. McConnell Boulevard, Suite 200
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 82.6%
Consumer Discretionary - 12.5%
Aaron’s, Inc.^	795,320	$22,030,364
Callaway Golf Co.^	375,583	2,674,151
Carter’s, Inc.^	96,830	7,348,429
Global Sources Ltd.*^#	1,183,192	8,779,285
Hillenbrand, Inc.	574,910	15,735,287
Liquidity Services, Inc.*^	276,600	9,282,696
Live Nation Entertainment, Inc.*	1,052,695	19,527,492
Steiner Leisure Ltd.*^	576,657	33,694,068
Tenneco, Inc.*^	470,600	23,765,300
		142,837,072

Consumer Staples - 5.4%
B&G Foods, Inc.^	342,175	11,822,146
Core-Mark Holding Co., Inc.	24,755	1,644,722
Energizer Holdings, Inc.^	306,600	27,946,590
Flowers Foods, Inc.	447,884	9,602,633
Harris Teeter Supermarkets, Inc.	221,220	10,881,812
		61,897,903

Energy - 10.4%
Berry Petroleum Co., Class A	97,540	4,206,900
Carrizo Oil & Gas, Inc.*^	235,411	8,783,184
Cimarex Energy Co.	241,295	23,260,838
Contango Oil & Gas Co.^	118,334	4,348,775
Crimson Exploration, Inc.*	460,039	1,384,717
Denbury Resources, Inc.*	638,515	11,755,061
Rosetta Resources, Inc.*^	673,915	36,701,412
Southwestern Energy Co.*^	177,485	6,456,904
Whiting Petroleum Corp.*^	375,300	22,461,705
		119,359,496

Financials - 24.7%
Alleghany Corp.*	36,757	15,057,505
American Equity Investment Life Holding Co.^	766,500	16,265,130
Assurant, Inc.	271,130	14,668,133
Assured Guaranty Ltd.^	694,122	13,014,788
Endurance Specialty Holdings Ltd.^	274,980	14,771,926

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 82.6% continued
Financials - 24.7% continued
Enstar Group Ltd.*	81,372	$11,115,415
First Niagara Financial Group, Inc.	648,415	6,724,064
First of Long Island Corp., The	159,419	6,193,428
Fortress Investment Group LLC, Class A	1,315,925	10,448,445
Greenlight Capital Re Ltd., Class A*^	580,240	16,502,025
HCC Insurance Holdings, Inc.^	699,220	30,639,819
Infinity Property & Casualty Corp.	25,768	1,664,613
iStar Financial, Inc. REIT*	2,707,770	32,601,551
Mid-America Apartment Communities, Inc. REIT^	146,309	9,144,313
National Penn Bancshares, Inc.^	659,430	6,627,272
Nationstar Mortgage Holdings, Inc.*^	199,105	11,195,674
Navigators Group, Inc.*	278,110	16,066,415
Popular, Inc.*	846,883	22,213,740
Reinsurance Group of America	180,455	12,088,680
Sterling Bancorp	614,622	8,438,760
Winthrop Realty Trust REIT	642,905	7,168,391
		282,610,087

Health Care - 6.5%
Alere, Inc.*^	572,316	17,495,701
Greatbatch, Inc.*^	374,260	12,736,068
LifePoint Hospitals, Inc.*	75,750	3,532,223
Natus Medical, Inc.*^	847,635	12,019,464
Orthofix International NV*^	357,755	7,462,769
Universal American Financial Corp.^	804,435	6,129,794
Warner Chilcott plc	646,485	14,772,182
		74,148,201

Industrials - 15.4%
AAR Corp.^	343,967	9,400,618
Alaska Air Group, Inc.	142,460	8,920,845
Avis Budget Group, Inc.*	1,091,325	31,462,900
Brink’s Co., The^	445,435	12,605,811
Corrections Corp. of America^	517,053	17,864,181
Hub Group, Inc., Class A*^	393,210	15,425,629

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 82.6% continued
Industrials - 15.4% continued
Hyster-Yale Materials Handling, Inc.	111,100	$9,962,337
Kennametal, Inc.^	389,230	17,748,887
Pacer International, Inc.*^	932,713	5,773,493
Saia, Inc.*^	206,967	6,453,231
Toro Co., The^	188,380	10,238,453
TriMas Corp.*	371,725	13,865,343
Trinity Industries, Inc.^	380,025	17,234,134
		176,955,862

Information Technology - 5.4%
Broadridge Financial Solutions, Inc.^	534,710	16,977,043
CSG Systems International, Inc.^	528,637	13,242,357
DST Systems, Inc.	339,200	25,579,071
Rovi Corp.*	341,110	6,539,079
		62,337,550

Utilities - 2.3%
Cleco Corp.^	294,560	13,208,070
UGI Corp.	349,690	13,683,370
		26,891,440
Total Common Stocks		$947,037,611

Registered Investment Companies - 34.6%
JPMorgan Prime Money Market Fund, 0.06%Σ	199,487,021	199,487,021
Morgan Stanley Prime Portfolio, 0.07%†Σ	196,959,778	196,959,778
Total Registered Investment Companies		$396,446,799

Total Investment Securities - 117.2%
(Cost $1,080,329,216)**		$1,343,484,410
Net Other Assets (Liabilities) - (17.2)%		(196,916,830)
Net Assets - 100.0%		$1,146,567,580

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2013, was $191,243,583.
*	Non-income producing security.
#	This security has been deemed illiquid:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Global Sources Ltd.	December-09 through May-13	$8,159,491	$8,779,285	0.8%

Σ	Rate represents the daily yield on September 30, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2013.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 91.3%
Consumer Discretionary - 10.7%
Aaron’s, Inc.	256,875	$7,115,437
Callaway Golf Co.^	256,875	1,828,950
Hillenbrand, Inc.	63,343	1,733,698
Jarden Corp.*	60,355	2,921,182
Staples, Inc.^	387,805	5,681,343
Steiner Leisure Ltd.*	90,845	5,308,073
Tenneco, Inc.*	41,185	2,079,843
Whirlpool Corp.	16,245	2,378,918
		29,047,444

Consumer Staples - 11.4%
B&G Foods, Inc.^	128,470	4,438,639
ConAgra Foods, Inc.	251,950	7,644,162
Energizer Holdings, Inc.^	70,265	6,404,655
Flowers Foods, Inc.	88,718	1,902,114
Harris Teeter Supermarkets, Inc.	111,830	5,500,918
Molson Coors Brewing Co., Class B	102,390	5,132,811
		31,023,299

Energy - 9.0%
Cimarex Energy Co.	82,190	7,923,116
Contango Oil & Gas Co.^	36,204	1,330,497
Denbury Resources, Inc.*	172,628	3,178,081
Energen Corp.	63,253	4,831,897
Noble Energy, Inc.	67,420	4,517,814
Southwestern Energy Co.*^	27,845	1,013,001
Whiting Petroleum Corp.*	26,675	1,596,499
		24,390,905

Financials - 24.6%
Alleghany Corp.*	6,919	2,834,368
American Equity Investment Life Holding Co.^	166,440	3,531,857
Assured Guaranty Ltd.^	91,220	1,710,375
Endurance Specialty Holdings Ltd.	100,935	5,422,228
First Niagara Financial Group, Inc.	413,780	4,290,899
First Republic Bank	100,830	4,701,703
Greenlight Capital Re Ltd., Class A*^	124,730	3,547,321
HCC Insurance Holdings, Inc.^	98,945	4,335,770
Infinity Property & Casualty Corp.	6,600	426,360
iStar Financial, Inc. REIT*	405,425	4,881,317

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 91.3% continued
Financials - 24.6% continued
KeyCorp	332,170	$3,786,738
National Penn Bancshares, Inc.^	278,740	2,801,337
Nationstar Mortgage Holdings, Inc.*^	44,965	2,528,382
Navigators Group, Inc.*	36,865	2,129,691
Popular, Inc.*	131,032	3,436,969
Reinsurance Group of America	78,140	5,234,599
Willis Group Holdings plc^	185,765	8,049,197
XL Group plc	101,280	3,121,450
		66,770,561

Health Care - 13.9%
Boston Scientific Corp.*	736,425	8,645,629
CareFusion Corp.*	35,985	1,327,847
Forest Laboratories, Inc.*	260,385	11,141,874
Greatbatch, Inc.*^	81,070	2,758,812
Life Technologies Corp.*	35,065	2,623,914
Orthofix International NV*	135,937	2,835,646
Quest Diagnostics, Inc.^	110,145	6,805,859
Universal American Financial Corp.^	192,095	1,463,764
		37,603,345

Industrials - 14.2%
Alaska Air Group, Inc.	25,165	1,575,832
Brink’s Co., The	96,055	2,718,357
Corrections Corp. of America	100,636	3,476,973
Dover Corp.	93,363	8,386,799
Hub Group, Inc., Class A*	146,115	5,732,091
Kennametal, Inc.^	98,270	4,481,112
Parker Hannifin Corp.^	15,190	1,651,457
Southwest Airlines Co.	717,534	10,447,295
		38,469,916

Information Technology - 5.6%
Broadridge Financial Solutions, Inc.	211,940	6,729,096
CSG Systems International, Inc.^	81,545	2,042,702
Juniper Networks, Inc.*	230,185	4,571,474
Linear Technology Corp.^	45,255	1,794,813
		15,138,085

Utilities - 1.9%
Cleco Corp.	24,535	1,100,149

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 91.3% continued
Utilities - 1.9% continued
UGI Corp.^	104,300	$4,081,259
		5,181,408
Total Common Stocks		$247,624,963

Registered Investment Companies - 25.7%
JPMorgan Prime Money Market Fund, 0.06%Σ	25,343,980	25,343,980
Morgan Stanley Prime Portfolio, 0.07%†Σ	44,341,214	44,341,214
Total Registered Investment Companies		$69,685,194

Total Investment Securities - 117.0%
(Cost $273,178,367)**		$317,310,157
Net Other Assets (Liabilities) - (17.0)%		(46,072,289)
Net Assets - 100.0%		$271,237,868

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2013, was $43,082,841.
*	Non-income producing security.
Σ	Rate represents the daily yield on September 30, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2013.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 97.2%
Consumer Discretionary - 13.2%
Comcast Corp., Class A	1,010,415	$45,620,237
McDonald’s Corp.	395,349	38,036,527
NIKE, Inc., Class B	415,980	30,216,787
Staples, Inc.^	1,899,760	27,831,484
TJX Cos., Inc., The	834,340	47,048,433
VF Corp.	235,960	46,967,838
Walt Disney Co., The	703,965	45,398,703
Whirlpool Corp.	89,080	13,044,875
		294,164,884

Consumer Staples - 13.3%
ConAgra Foods, Inc.	1,301,508	39,487,753
General Mills, Inc.	854,833	40,963,597
Kimberly-Clark Corp.^	508,140	47,876,951
PepsiCo, Inc.	615,560	48,937,020
Philip Morris International	381,845	33,063,959
Procter & Gamble Co., The	699,182	52,851,167
Sysco Corp.^	1,071,494	34,105,654
		297,286,101

Energy - 10.6%
Apache Corp.	507,873	43,240,307
Cimarex Energy Co.	285,175	27,490,870
Devon Energy Corp.	577,777	33,372,400
EOG Resources, Inc.	319,728	54,123,556
Occidental Petroleum Corp.	831,002	77,731,927
		235,959,060

Financials - 22.1%
American International Group, Inc.	1,398,585	68,013,189
Charles Schwab Corp., The^	687,815	14,540,409
Citigroup, Inc.	1,376,950	66,795,845
Hartford Financial Services Group, Inc., The	166,870	5,192,994
JPMorgan Chase & Co.	1,264,328	65,353,114
Morgan Stanley	2,483,735	66,936,658
PNC Financial Services Group, Inc.	656,845	47,588,420
Progressive Corp.^	1,522,530	41,458,492
Prudential Financial, Inc.	946,943	73,842,616
Wells Fargo & Co.	1,043,825	43,130,849
		492,852,586

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 97.2% continued
Health Care - 13.7%
Abbott Laboratories	964,827	$32,022,608
Baxter International, Inc.	436,667	28,684,655
Boston Scientific Corp.*	4,563,720	53,578,073
Express Scripts Holding Co.*	421,160	26,019,265
Medtronic, Inc.	1,412,997	75,242,090
Pfizer, Inc.	2,085,317	59,869,451
Quest Diagnostics, Inc.^	512,815	31,686,839
		307,102,981

Industrials - 13.5%
3M Co.	364,492	43,523,990
Dover Corp.	584,138	52,473,117
Illinois Tool Works, Inc.	551,579	42,068,930
Parker Hannifin Corp.	450,899	49,021,739
Southwest Airlines Co.^	2,386,720	34,750,643
United Technologies Corp.	734,952	79,242,525
		301,080,944

Information Technology - 9.8%
Apple Computer, Inc.	75,136	35,821,088
Cisco Systems, Inc.	1,830,838	42,878,226
International Business Machines Corp.	233,060	43,158,051
Juniper Networks, Inc.*	1,074,240	21,334,406
Linear Technology Corp.^	514,180	20,392,379
Microsoft Corp.	1,682,095	56,030,584
		219,614,734

Materials - 1.0%
Air Products & Chemicals, Inc.	216,690	23,092,653
Total Common Stocks		$2,171,153,943

Registered Investment Companies - 9.8%
JPMorgan Prime Money Market Fund, 0.06%Σ	63,169,996	63,169,996
Morgan Stanley Prime Portfolio, 0.07%†Σ	155,712,106	155,712,106
Total Registered Investment Companies		$218,882,102

Total Investment Securities - 107.0%
(Cost $1,839,444,726)**		$2,390,036,045
Net Other Assets (Liabilities) - (7.0)%		(156,467,745)
Net Assets - 100.0%		$2,233,568,300

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2013, was $151,345,679.
*	Non-income producing security.
Σ	Rate represents the daily yield on September 30, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2013.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Select Fund
Schedule of Investments
 September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 96.8%
Consumer Discretionary - 10.2%
Aaron’s, Inc.	63,110	$1,748,146
Jarden Corp.*	30,990	1,499,916
TJX Cos., Inc., The	21,745	1,226,201
VF Corp.	8,235	1,639,177
		6,113,440

Consumer Staples - 4.5%
General Mills, Inc.	24,255	1,162,300
PepsiCo, Inc.	19,385	1,541,107
		2,703,407

Energy - 8.8%
Apache Corp.	17,425	1,483,565
Cimarex Energy Co.	23,685	2,283,234
Occidental Petroleum Corp.	16,550	1,548,087
		5,314,886

Financials - 26.5%
American International Group, Inc.	30,535	1,484,917
Citigroup, Inc.	24,205	1,174,185
Endurance Specialty Holdings Ltd.	17,285	928,550
Fortress Investment Group LLC, Class A	163,950	1,301,763
iStar Financial, Inc. REIT*	143,425	1,726,837
JPMorgan Chase & Co.	20,240	1,046,206
Morgan Stanley	70,080	1,888,656
Navigators Group, Inc.*^	16,520	954,360
Popular, Inc.*	69,260	1,816,690
Prudential Financial, Inc.	26,100	2,035,278
Willis Group Holdings plc^	35,370	1,532,582
		15,890,024

Health Care - 18.2%
Baxter International, Inc.	34,370	2,257,765
Boston Scientific Corp.*	228,065	2,677,483
Forest Laboratories, Inc.*	42,820	1,832,268
Medtronic, Inc.	27,821	1,481,468
Pfizer, Inc.	51,950	1,491,485
Teva Pharmaceutical Industries Ltd., SP ADR	31,840	1,202,915
		10,943,384

Industrials - 13.5%
Dover Corp.	13,340	1,198,332
Hub Group, Inc., Class A*	30,430	1,193,769

Diamond Hill Select Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 96.8% continued
Industrials - 13.5% continued
Parker Hannifin Corp.	8,665	$942,059
Southwest Airlines Co.	154,495	2,249,447
United Technologies Corp.	23,400	2,522,988
		8,106,595

Information Technology - 15.1%
Apple Computer, Inc.	3,989	1,901,756
Cisco Systems, Inc.	75,560	1,769,614
International Business Machines Corp.	11,420	2,114,756
Juniper Networks, Inc.*	54,880	1,089,917
Microsoft Corp.	66,405	2,211,951
		9,087,994
Total Common Stocks		$58,159,730

Registered Investment Companies - 4.1%
JPMorgan Prime Money Market Fund, 0.06%Σ	1,833,308	1,833,308
Morgan Stanley Prime Portfolio, 0.07%†Σ	616,500	616,500
Total Registered Investment Companies		$2,449,808

Total Investment Securities - 100.9%
(Cost $47,791,036)**		$60,609,538
Net Other Assets (Liabilities) - (0.9)%		(514,237)
Net Assets - 100.0%		$60,095,301

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2013, was $593,619.
Σ	Rate represents the daily yield on September 30, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2013.
**	Represents cost for financial reporting purposes.

REIT -	Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 85.1%
Consumer Discretionary - 12.2%
Comcast Corp., Class A	920,455	$41,558,543
Jarden Corp.*^	599,800	29,030,320
McDonald’s Corp.	349,364	33,612,310
NIKE, Inc., Class B	377,590	27,428,138
Staples, Inc.^	2,350,675	34,437,389
TJX Cos., Inc., The^	856,785	48,314,106
VF Corp.^	271,080	53,958,474
Walt Disney Co., The	954,451	61,552,545
		329,891,825

Consumer Staples - 10.2%
ConAgra Foods, Inc.	1,349,480	40,943,223
General Mills, Inc.◊	920,962	44,132,499
Kimberly-Clark Corp.^	610,210	57,493,986
PepsiCo, Inc.	638,130	50,731,335
Procter & Gamble Co., The	676,995	51,174,052
Sysco Corp.^	1,015,697	32,329,636
		276,804,731

Energy - 10.1%
Apache Corp.	404,551	34,443,472
Cimarex Energy Co.	631,914	60,916,510
Devon Energy Corp.	396,920	22,926,099
EOG Resources, Inc.	497,761	84,260,982
Occidental Petroleum Corp.	786,123	73,533,945
		276,081,008

Financials - 21.0%
American International Group, Inc.	1,836,455	89,306,808
Citigroup, Inc.	1,758,979	85,328,071
JPMorgan Chase & Co.	1,387,175	71,703,075
Morgan Stanley◊	2,663,855	71,790,892
PNC Financial Services Group, Inc.	552,190	40,006,166
Popular, Inc.*	1,828,002	47,948,492
Prudential Financial, Inc.◊	1,098,478	85,659,314
Wells Fargo & Co.◊	1,057,335	43,689,082
Willis Group Holdings plc^◊	871,110	37,745,196
		573,177,096

Health Care - 10.9%
Abbott Laboratories◊	929,265	30,842,305
Baxter International, Inc.	505,971	33,237,235
Boston Scientific Corp.*	5,896,988	69,230,639
Medtronic, Inc.	1,345,487	71,647,182

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 85.1% continued
Health Care - 10.9% continued
Pfizer, Inc.	2,279,820	$65,453,633
Quest Diagnostics, Inc.^	494,675	30,565,968
		300,976,962

Industrials - 11.4%
3M Co.◊	369,240	44,090,948
Dover Corp.^	599,675	53,868,805
Illinois Tool Works, Inc.◊	551,360	42,052,227
Parker Hannifin Corp.^	467,780	50,857,042
Southwest Airlines Co.	2,989,145	43,521,951
United Technologies Corp.	701,480	75,633,574
		310,024,547

Information Technology - 8.2%
Apple Computer, Inc.	96,553	46,031,643
Cisco Systems, Inc.	2,308,925	54,075,024
International Business Machines Corp.	247,235	45,782,977
Juniper Networks, Inc.*	1,703,515	33,831,808
Microsoft Corp.◊	1,323,849	44,097,410
		223,818,862

Materials - 1.1%
Air Products & Chemicals, Inc.◊	287,201	30,607,011

Total Common Stocks		$2,321,382,042

Registered Investment Companies - 18.9%
JPMorgan Prime Money Market Fund, 0.06%Σ	380,846,356	380,846,356
Morgan Stanley Prime Portfolio, 0.07%†Σ	134,068,564	134,068,564
Total Registered Investment Companies		$514,914,920

Total Investment Securities - 104.0%
Cost ($2,141,570,269)**		$2,836,296,962
Segregated Cash With Brokers - 23.8%		653,562,752
Securities Sold Short - (22.2)%
(Proceeds $440,142,641)		(604,125,185)
Net Other Assets (Liabilities) - (5.6)%		(154,194,102)
Net Assets - 100.0%		$2,731,540,427

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2013, was $130,861,027.
*	Non-income producing security.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $300,575,304.
Σ	Rate represents the daily yield on September 30, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2013.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 22.2%
Consumer Discretionary - 9.5%
Brunswick Corp.	1,349,670	$53,865,330
GameStop Corp.	110,965	5,509,412
Gap, Inc., The	1,378,585	55,529,404
Grand Canyon Education, Inc.*	365,820	14,735,230
John Wiley & Sons, Inc., Class A	131,320	6,262,651
Life Time Fitness, Inc.*	1,100,684	56,652,205
Macy’s, Inc.	747,360	32,338,267
Sonic Corp.*	321,855	5,712,926
Sotheby’s Holdings, Inc.	133,615	6,564,505
Tractor Supply Co.	297,488	19,982,269
		257,152,199

Consumer Staples - 2.3%
Campbell Soup Co.	856,300	34,859,973
Colgate-Palmolive Co.	446,600	26,483,380
		61,343,353

Financials - 1.5%
BancorpSouth, Inc.	300,365	5,989,278
Cincinnati Financial Corp.	442,855	20,885,042
Moody’s Corp.	84,580	5,948,511
Principal Financial Group, Inc.	180,455	7,727,083
		40,549,914

Health Care - 0.2%
Covance, Inc.*	70,840	6,124,826

Industrials - 3.5%
Boeing Co., The	599,885	70,486,488
Healthcare Services Group	312,090	8,039,438
Kansas City Southern Industries, Inc.	122,090	13,351,762
Navistar International Corp.*	73,280	2,673,254
		94,550,942

Information Technology - 2.5%
Advent Software, Inc.	717,140	22,769,195
Akamai Technologies, Inc.*	889,525	45,988,443
		68,757,638

Telecommunication Services - 0.6%
AT&T, Inc.	503,165	17,017,040

Total Common Stocks		$545,495,912

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value
Exchange Traded Fund - 2.1%
iShares Russell 2000 Index Fund	549,890	$58,629,273
Total Securities Sold Short - 22.2%
(Proceeds $440,142,641)		$604,125,185

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2013.

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 83.1%
Consumer Discretionary - 11.9%
Aaron’s, Inc.	16,774	$464,640
Autozone, Inc.*	512	216,438
Comcast Corp., Class A	6,630	299,345
Dollar General Corp.*	8,045	454,220
Dolphin Capital Investors Ltd.*	700,000	436,074
Hillenbrand, Inc.	5,596	153,163
Jarden Corp.*	17,100	827,640
Liquidity Services, Inc.*	7,125	239,115
McDonald’s Corp.◊	4,000	384,840
Staples, Inc.^	43,230	633,320
Steiner Leisure Ltd.*	10,973	641,152
TJX Cos., Inc., The	8,946	504,465
Vail Resorts, Inc.	7,500	520,350
VF Corp.	3,625	721,556
Whirlpool Corp.	5,000	732,200
		7,228,518

Consumer Staples - 7.1%
B&G Foods, Inc.^	16,165	558,501
Core-Mark Holding Co., Inc.	10,000	664,400
Energizer Holdings, Inc.^	12,000	1,093,800
Harris Teeter Supermarkets, Inc.	6,000	295,140
Molson Coors Brewing Co., Class B^	12,000	601,560
Philip Morris International	7,000	606,130
Tesco plc^	28,295	496,860
		4,316,391

Energy - 3.3%
Apache Corp.	5,038	428,935
Cimarex Energy Co.	12,225	1,178,490
Occidental Petroleum Corp.	4,675	437,300
		2,044,725

Financials - 22.6%
American International Group, Inc.	37,990	1,847,453
Endurance Specialty Holdings Ltd.^	21,030	1,129,732
First Niagara Financial Group, Inc.◊	64,000	663,680
Fortress Investment Group LLC, Class A	159,500	1,266,430
iStar Financial, Inc. REIT*◊	130,000	1,565,200
Nationstar Mortgage Holdings, Inc.*	8,000	449,840
Navigators Group, Inc.*	18,770	1,084,343

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 83.1% continued
Financials - 22.6% continued
Popular, Inc.*	55,500	$1,455,765
Prudential Financial, Inc.	21,960	1,712,440
Willis Group Holdings plc^	41,260	1,787,795
Winthrop Realty Trust REIT	70,000	780,500
		13,743,178

Health Care - 12.7%
Air Methods Corp.^	8,635	367,851
Alere, Inc.*	14,500	443,265
Boston Scientific Corp.*	100,055	1,174,646
Express Scripts Holding Co.*	11,700	722,826
Forest Laboratories, Inc.*	16,555	708,388
GlaxoSmithKline plc^	11,561	580,015
Ipsen SA	5,000	192,233
Life Technologies Corp.*	6,400	478,912
Natus Medical, Inc.*	62,200	881,996
Orthofix International NV*	18,032	376,148
Teva Pharmaceutical Industries Ltd., SP ADR	17,000	642,260
UnitedHealth Group, Inc.	4,805	344,086
Universal American Financial Corp.	60,890	463,982
Valeant Pharmaceuticals International, Inc.*	3,675	383,413
		7,760,021

Industrials - 10.1%
Corrections Corp. of America^	10,800	373,140
Hub Group, Inc., Class A*^	25,000	980,750
Illinois Tool Works, Inc.	4,300	327,961
Kennametal, Inc.^	22,300	1,016,880
Pacer International, Inc.*^	80,890	500,709
Parker Hannifin Corp.^	6,200	674,064
Rpx Corp.*	11,595	203,260
Southwest Airlines Co.	118,000	1,718,080
United Technologies Corp.	4,200	452,844
		6,247,688

Information Technology - 15.4%
Apple Computer, Inc.◊	1,333	635,508
Baidu, Inc.*	2,065	320,447
Cisco Systems, Inc.◊	78,979	1,849,688
International Business Machines Corp.◊	10,062	1,863,281
Juniper Networks, Inc.*◊	86,985	1,727,522
Linear Technology Corp.^	14,163	561,705

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 83.1% continued
Information Technology - 15.4% continued
Microsoft Corp.◊	65,340	$2,176,476
Rovi Corp.*	13,605	260,808
		9,395,435

Total Common Stocks		$50,735,956

Registered Investment Companies - 30.8%
JPMorgan Prime Money Market Fund, 0.06%Σ	10,640,777	10,640,777
Morgan Stanley Prime Portfolio, 0.07%†Σ	8,173,180	8,173,180
Total Registered Investment Companies		$18,813,957

Total Investment Securities - 113.9%
Cost ($61,381,688)**		$69,549,913
Segregated Cash With Brokers - 11.2%		6,831,656
Securities Sold Short - (10.8)%
(Proceeds $5,377,937)		(6,520,591)
Net Other Assets (Liabilities) - (14.3)%		(8,721,570)
Net Assets - 100.0%		$61,139,408

*	Non-income producing security.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $5,652,419.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2013, was $7,930,661.
Σ	Rate represents the daily yield on September 30, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2013.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 10.8%
Consumer Discretionary - 3.7%
Brunswick Corp.	900	$35,919
GameStop Corp.	1,650	81,923
Gap, Inc., The	11,010	443,483
Grand Canyon Education, Inc.*	11,138	448,640
John Wiley & Sons, Inc., Class A	2,255	107,541
Life Time Fitness, Inc.*	8,291	426,738
Macy’s, Inc.	5,101	220,720
Sonic Corp.*	10,600	188,150
Sotheby’s Holdings, Inc.	5,011	246,190
		2,199,304

Financials - 3.1%
BancorpSouth, Inc.	20,000	398,800
Cincinnati Financial Corp.	20,265	955,697
Principal Financial Group, Inc.	12,150	520,263
		1,874,760

Health Care - 0.3%
Covance, Inc.*	1,900	164,274

Industrials - 1.3%
Boeing Co., The	3,200	376,000
Healthcare Services Group	4,500	115,920
Kansas City Southern Industries, Inc.	1,600	174,976
Navistar International Corp.*	3,900	142,272
		809,168

Information Technology - 2.4%
Advent Software, Inc.	17,674	561,150
Akamai Technologies, Inc.*	17,639	911,935
		1,473,085

Total Common Stocks		$6,520,591
Total Securities Sold Short - 10.8%
(Proceeds $5,377,937)		$6,520,591

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2013.

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Preferred Stock - 0.5%
REITs & Real Estate Management - 0.5%
iStar Financial, Inc. Series F, 1.33%	6,322	$148,124

Total Preferred Stock		$148,124

Common Stocks - 77.3%
Banking Services - 23.3%
Bank of Marin BanCorp	7,395	307,262
BB&T Corp.^	10,790	364,163
First Niagara Financial Group, Inc.◊	26,535	275,168
First of Long Island Corp., The	9,430	366,356
First Republic Bank	9,195	428,763
KeyCorp	32,535	370,899
National Penn Bancshares, Inc.	35,930	361,097
PNC Financial Services Group, Inc.◊	12,169	881,644
Popular, Inc.*	50,555	1,326,057
Sterling Bancorp	28,910	396,934
SunTrust Banks, Inc.	12,947	419,742
U.S. Bancorp	6,108	223,431
Wells Fargo & Co.◊	26,711	1,103,698
		6,825,214

Capital Markets - 4.1%
Fortress Investment Group LLC, Class A	150,000	1,191,000

Consumer Financial Services - 1.5%
Capital One Financial Corp.	6,575	451,966

Financial Services - 15.5%
Bank of New York Mellon Corp., The^◊	5,679	171,449
Citigroup, Inc.	30,060	1,458,212
JPMorgan Chase & Co.	25,105	1,297,677
Morgan Stanley◊	41,775	1,125,836
Nationstar Mortgage Holdings, Inc.*	8,875	499,041
		4,552,215

Insurance - 23.4%
ACE Ltd.^	4,330	405,115
American Equity Investment Life Holding Co.^	17,615	373,790
American International Group, Inc.	28,265	1,374,525

Diamond Hill Financial Long-Short Fund
Schedule of Investments (continued)
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 77.3% continued
Insurance - 23.4% continued
Endurance Specialty Holdings Ltd.	8,360	$449,099
Enstar Group Ltd.*	2,565	350,379
Greenlight Capital Re Ltd., Class A*	12,310	350,096
HCC Insurance Holdings, Inc.	6,560	287,459
Infinity Property & Casualty Corp.	985	63,631
Navigators Group, Inc.*	9,350	540,150
Prudential Financial, Inc.	17,550	1,368,549
Reinsurance Group of America^	8,835	591,857
Willis Group Holdings plc	16,085	696,963
		6,851,613

Other - 1.3%
Vantiv, Inc., Class A*	13,495	377,051

REITs & Real Estate Management - 8.2%
iStar Financial, Inc. REIT*	130,110	1,566,525
Winthrop Realty Trust REIT	74,715	833,072
		2,399,597

Total Common Stocks		$22,648,656

Registered Investment Companies - 27.6%
JPMorgan Prime Money Market Fund, 0.06%Σ	6,517,240	6,517,240
Morgan Stanley Prime Portfolio, 0.07%†Σ	1,585,817	1,585,817
Total Registered Investment Companies		$8,103,057

Total Investment Securities - 105.4% (Cost $26,658,914)**		$30,899,837
Segregated Cash With Brokers - 7.6%		2,241,062
Securities Sold Short - (7.6)%
(Proceeds $1,742,152)		(2,224,502)
Net Other Assets (Liabilities) - (5.4)%		(1,579,646)
Net Assets - 100.0%		$29,336,751

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2013, was $1,539,484.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $1,164,517.
*	Non-income producing security.
Σ	Rate represents the daily yield on September 30, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2013.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
September 30, 2013 (Unaudited)

		Fair
	Shares	Value

Common Stocks - 7.6%
Banking Services - 4.2%
BancorpSouth, Inc.	22,015	$438,979
Bank of The Ozarks, Inc.	7,230	346,968
Home Bancshares, Inc.	14,530	441,276
		1,227,223

Financial Services - 1.6%
Moody’s Corp.	2,915	205,012
Principal Financial Group, Inc.	6,090	260,774
		465,786

Insurance - 1.8%
Cincinnati Financial Corp.	11,270	531,493

Total Securities Sold Short - 7.6%
(Proceeds $1,742,152)		$2,224,502

Percentages disclosed are based on total net assets of the Fund at September 30, 2013.

See accompanying Notes to Schedules of Investments

Diamond Hill Strategic Income Fund
Schedule of Investments
September 30, 2013 (Unaudited)

	Shares/ Par Value	Fair Value

Collateralized Debt Obligations - 0.4%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	$336,608	$86,050
Alesco Preferred Funding VI, Class PNN, 3/23/35#*	621,631	166,715
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	188,254
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	314,887
Total Collateralized Debt Obligations		$755,906

Preferred Stock - 0.0%
Alesco Preferred Funding III#*§	900	—

Total Preferred Stock		$—

Corporate Bonds - 96.6%
Consumer Discretionary - 19.4%
Avis Budget Car Rental, 8.25%, 1/15/19^	$3,332,000	3,615,220
Expedia, Inc., 7.46%, 8/15/18^	3,950,000	4,588,798
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20^	2,900,000	3,240,750
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20	3,826,000	4,390,335
J Crew Group, 8.13%, 3/1/19^	2,975,000	3,134,906
Penn National Gaming, Inc., 8.75%, 8/15/19	3,000,000	3,285,000
QVC, Inc., 7.50%, 10/1/19††	3,840,000	4,132,520
Tenneco, Inc., 7.75%, 8/15/18	4,315,000	4,638,625
Vail Resorts, Inc., 6.50%, 5/1/19	3,543,000	3,755,580
		34,781,734

Consumer Staples - 2.3%
TreeHouse Foods, Inc., 7.75%, 3/1/18	3,865,000	4,087,238

Energy - 5.4%
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	4,150,000	4,523,500
Cimarex Energy Co., 5.88%, 5/1/22	2,025,000	2,045,250
Diamondback Energy, Inc., 7.63%, 10/1/21††	3,000,000	3,060,000
		9,628,750

Financials - 24.4%
CNA Financial Corp., 6.50%, 8/15/16^	2,165,000	2,448,918
Discover Financial Services, 6.45%, 6/12/17	2,700,000	3,068,145
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,242,376

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

	Shares/ Par Value	Fair Value

Corporate Bonds - 96.6% continued
Financials - 24.4% continued
First Tennessee Bank NA, 5.05%, 1/15/15^	$1,150,000	$1,196,116
iStar Financial, Inc., 4.88%, 7/1/18	3,725,000	3,613,250
iStar Financial, Inc., Series B, 9.00%, 6/1/17	3,605,000	4,091,674
MGIC Investment Corp., 5.38%, 11/1/15	2,105,000	2,147,100
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	5,150,000	5,175,750
Radian Group, Inc., 9.00%, 6/15/17	4,840,000	5,420,800
Regions Financial Corp., 5.75%, 6/15/15	4,000,000	4,286,040
Symetra Financial Corp., 6.13%, 4/1/16††	4,750,000	5,101,125
Synovus Financial Corp., 5.13%, 6/15/17^	3,725,000	3,771,563
		43,562,857

Health Care - 11.9%
DaVita, Inc., 6.63%, 11/1/20	2,150,000	2,284,375
DaVita, Inc., 6.38%, 11/1/18	4,850,000	5,092,499
HealthSouth Corp., 7.25%, 10/1/18	3,821,000	4,117,128
Hospira, Inc., 6.05%, 3/30/17	4,025,000	4,416,109
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20††	2,695,000	2,856,700
Warner Chilcott Co. LLC, 7.75%, 9/15/18^	2,335,000	2,539,313
		21,306,124

Industrials - 19.8%
B/E Aerospace, Inc., 6.88%, 10/1/20^	5,685,000	6,210,862
Continental Airlines, Inc., 6.75%, 9/15/15††	6,525,000	6,720,750
Triumph Group, Inc., 8.00%, 11/15/17	4,705,000	4,928,488
United Continental Holdings, Inc., 6.38%, 6/1/18^	5,392,000	5,486,360
United Rentals North America, 7.38%, 5/15/20	5,715,000	6,157,912
US Airways Group, Inc., 6.13%, 6/1/18	6,210,000	5,953,838
		35,458,210

Information Technology - 3.8%
KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	5,275,321
ManTech International Corp., 7.25%, 4/15/18^	1,500,000	1,586,250
		6,861,571

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
September 30, 2013 (Unaudited)

	Shares/	Fair
	Par Value	Value

Corporate Bonds - 96.6% continued
Materials - 3.2%
Owens-Illinois, Inc., 7.80%, 5/15/18	$5,071,000	$5,793,618

Telecommunication Services - 4.0%
Level 3 Financing, Inc., 8.13%, 7/1/19	6,775,000	7,249,250

Utilities - 2.4%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,228,644

Total Corporate Bonds		$172,957,996

Registered Investment Companies - 8.3%
JPMorgan Prime Money Market Fund,0.06%Σ	2,161,565	2,161,565
Morgan Stanley Prime Portfolio,0.07%†Σ	12,724,763	12,724,763
Total Registered Investment Companies		14,886,328

Total Investment Securities 105.3% (Cost $185,629,118)**		$188,600,230
Net Other Assets (Liabilities) (5.3)%		(9,543,940)
Net Assets - 100.0%		$179,056,290

*	Non-income producing security.
§	This security was fair valued as of September 30, 2013.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2013, was $12,194,828.
††	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Continental Airlines, Inc.	December-11	$6,383,875	$6,720,750	3.7%
Diamondback Energy, Inc.	September-13	$3,045,000	$3,060,000	1.7%
QVC, Inc.	November-12	$4,252,800	$4,132,520	2.3%
Source Gas LLC	March-10	$3,840,000	$4,228,644	2.4%
Symetra Financial Corp.	February-11	$4,973,773	$5,101,125	2.9%
Valeant Pharmaceuticals International, Inc.	June-12, July-13	$2,805,831	$2,856,700	1.6%
		$25,301,279	$26,099,739	14.6%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-13	$–	$–	0.0%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	336,608	86,050	0.0%
Alesco Preferred Funding VI, Class PNN	Dec-04	621,631	166,715	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	509,448	188,254	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,359	314,887	0.2%
		$2,503,046	$755,906	0.4%

Σ	Rate represents the daily yield on September 30, 2013.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2013.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2013 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%.  Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

● Level 1 – quoted prices in active markets for identical securities
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (Continued)
September 30, 2013 (Unaudited)

days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Approximately 0.4% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable fair values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of September 30, 2013 based on the input levels assigned at December 31, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2013:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$947,037,611	$–	$–
Registered Investment Companies	396,446,799	–	–
Total	1,343,484,410	–	–
Small-Mid Cap Fund
Common Stocks*	247,624,963	–	–
Registered Investment Companies	69,685,194	–	–
Total	317,310,157	–	–

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (Continued)
September 30, 2013 (Unaudited)

		Level 2 –
		Other
		Significant
	Level 1 – Quoted	Observable
	Prices	Inputs	Level 3
Large Cap Fund
Common Stocks*	$2,171,153,943	$–	$–
Registered Investment Companies	218,882,102	–	–
Total	2,390,036,045	–	–
Select Fund
Common Stocks*	58,159,730	–	–
Registered Investment Companies	2,449,808	–	–
Total	60,609,538	–	–
Long-Short Fund
Common Stocks*	2,321,382,042	–	–
Registered Investment Companies	514,914,920	–	–
Total	2,836,296,962	–	–
Research Opportunities Fund
Common Stocks*	50,735,956	–	–
Registered Investment Companies	18,813,957	–	–
Total	69,549,913	–	–
Financial Long-Short Fund
Preferred Stock*	148,124	–	–
Common Stocks*	22,648,656	–	–
Registered Investment Companies	8,103,057	–	–
Total	30,899,837	–	–
Strategic Income Fund
Collateralized Debt Obligations	–	755,906	–
Corporate Bonds*	–	172,957,996	–
Preferred Stock*^	–	–	–
Registered Investment Companies	14,886,328	–	–
Total	14,886,328	173,713,902	–

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(545,495,912)	–	–
Exchange Traded Fund	(58,629,273)	–	–
Total	(604,125,185)	–	–
Research Opportunities Fund
Common Stocks*	(6,520,591)	–	–
Financial Long-Short Fund
Common Stocks*	(2,224,502)	–	–

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.
^	Security has zero value and is considered Level 3.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (Continued)
September 30, 2013 (Unaudited)

delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash With Brokers” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Diamond Hill Capital Management, Inc. to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with Citibank, N.A. (“Citibank”), Citibank is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Funds pay Citibank 15% of the net securities lending income plus any costs and other charges incurred by each Fund with Citibank to be paid as credits.

As of 9/30/2013 the value of securities loaned and the collateral held were as follows:

	Fair Value of	Fair Value of
	Securities Loaned	Collateral Received
Small Cap Fund	$191,243,583	$196,959,778
Small-Mid Cap Fund	43,082,841	44,341,214
Large Cap Fund	151,345,679	155,712,106
Select Fund	593,619	616,500
Long-Short Fund	130,861,027	134,068,564
Research Opportunities Fund	7,930,661	8,173,180
Financial Long-Short Fund	1,539,484	1,585,817
Strategic Income Fund	12,194,828	12,724,763

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (Concluded)
September 30, 2013 (Unaudited)

Federal Tax Information

As of September 30, 2013, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$1,080,507,680	$273,957,256	$(10,980,526)	$262,976,730
Small-Mid Cap Fund	273,437,407	45,733,671	(1,860,921)	43,872,750
Large Cap Fund	1,840,625,095	552,858,910	(3,447,960)	549,410,950
Select Fund	48,289,816	12,880,914	(561,192)	12,319,722
Long-Short Fund	2,144,154,326	697,112,566	(4,969,930)	692,142,636
Research Opportunities Fund	61,459,231	8,552,321	(461,639)	8,090,682
Financial Long-Short Fund	26,801,559	4,293,080	(194,802)	4,098,278
Strategic Income Fund	185,629,118	5,580,404	(2,609,292)	2,971,112

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes per 9/30 filing in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date:	November 22, 2013

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date:	November 22, 2013